The Company and basis of presentation - IFRS 16 (Details) - EUR (€) € in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	€ 4,343,308	€ 4,343,308
Retained earnings.	9,211,339	9,211,339	€ 8,831,930
Non-controlling interests	1,266,508	1,266,508	1,143,547
Lease liabilities
Future minimum rental payments			5,527,638
Lease liabilities from capital leases			€ 36,144
Lease liability weighted average discount rate			3.69%
Leasing in the consolidated statements of income
Depreciation on right-of-use assets	176,204	519,093
Impairments on right-of-use assets	18,982	18,982
Expenses relating to short-term leases	17,045	39,538
Expenses relating to leases of low-value assets	9,055	20,862
Expenses relating to variable lease payments	6,983	26,138
Interest expense on lease liabilities	42,729	127,779
Leasing in the consolidated balance sheets
Right-of-use assets	4,343,308	4,343,308
Additions to right of use assets		414,377
Land
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	27,036	27,036
Leasing in the consolidated balance sheets
Right-of-use assets	27,036	27,036
Buildings and improvements
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	3,957,825	3,957,825
Leasing in the consolidated balance sheets
Right-of-use assets	3,957,825	3,957,825
Machinery and equipment
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	358,447	358,447
Leasing in the consolidated balance sheets
Right-of-use assets	€ 358,447	€ 358,447
Increase (decrease) due to application of IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets			€ 4,269,755
Lease liabilities			4,550,625
Retained earnings.			(120,364)
Non-controlling interests			(15,526)
Lease liabilities
Less short-term leases			(21,936)
Less leases of low-value assets			(34,145)
Other			(26,975)
Gross lease liabilities			5,444,582
Discounting			(893,957)
Lease liabilities			4,550,625
Leasing in the consolidated balance sheets
Right-of-use assets			4,269,755
After application of IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Lease liabilities			4,586,769
Lease liabilities
Lease liabilities			€ 4,586,769